        September 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Strategy Funds, Inc. (the “Registrant”); File No. 811-07687

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Conservative Allocation Fund, a series of Nuveen Investment Trust (File No. 811-07619), into Nuveen Strategy Conservative Allocation Fund, a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

                         Very truly yours,

                         Corey L. Zarse

                         /s/Corey L. Zarse

CLZ/mjm

Enclosures